Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Net gain on divestment of intellectual property	€ 2,931
Grant income	75	€ 699	€ 1,012
Other income	5	66	31
Total other income	€ 3,011	€ 765	€ 1,043